Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The consolidated financial statements, which include the accounts of IBG, and its subsidiaries, BevMart USA LLC and W4W (collectively, the “Group”) are prepared in conformity with U.S. GAAP. All significant intercompany balances and transactions have been eliminated. The consolidated financial statements and related disclosures have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). The consolidated financial statements have been prepared using the accrual basis of accounting and presented in U.S. dollars. The year end is December 31.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Group to concentrations of credit risk are cash, accounts receivable and other receivables arising from its normal business activities. The Group places its cash in what it believes to be credit-worthy financial institutions. The Group controls credit risk related to accounts receivable through credit approvals, credit limits and monitoring procedures. The Group routinely assesses the financial strength of its customers and, based upon factors surrounding the credit risk, establishes an allowance, if required, for uncollectible accounts and, therefore, believes that its accounts receivable credit risk exposure beyond such allowance is limited.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from management’s estimates and assumptions due to inherent uncertainties.

Revenue Recognition

Revenue Recognition

The Group recognizes revenue in accordance with Accounting Standards Update (“ASU”) 2014-09, “Revenue from contracts with customers,” (Topic 606). Revenue is recognized upon the Group’s satisfaction of a single performance obligation when a customer obtains control of promised goods or services. In addition, the standard requires disclosure of the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. The amount of revenue that is recorded reflects the consideration that the Group expects to receive in exchange for those goods. The Group applies the following five-step model in order to determine this amount: (i) identification of the promised goods in the contract; (ii) determination of whether the promised goods are performance obligations, including whether they are distinct in the context of the contract; (iii) measurement of the transaction price, including the constraint on variable consideration; (iv) allocation of the transaction price to the performance obligations; and (v) recognition of revenue when (or as) the Group satisfies each performance obligation. The Group’s main revenue stream is from sales of products. The Group recognizes as revenues the amount of the transaction price that is allocated to the respective performance obligation when the performance obligation is satisfied or as it is satisfied. Generally, the Group’s performance obligations are transferred to customers at a point in time, typically upon delivery.

Revenue is measured as the amount of consideration the Group expects to receive in exchange for transferring goods. The amount of consideration the Group receives and revenue the Group recognizes varies with changes in the customer incentives the Group offers to its customers. These incentives and discounts include cash discounts, price allowance, volume-based rebates, product placement fees and other financial support items such as trade promotions, displays, new products, consumer incentives and advertising assistance. Sales tax and other similar taxes are excluded from revenue. Cost associated with shipping and handling activities are included in general and administrative expenses as revenue is recognized. The Group estimates the amount of variable consideration by using the “expected value” method, which considers factors such as experiences with products, predictability of market conditions and competition, the current stage in the product life cycle and historical, current, and projected demand. The Group evaluated those factors and concluded that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur and no constraint was necessary on the variable consideration as of December 31, 2024 and 2023. The Group has extensive historical experience with producing and delivering standard products to its contracted customers at a pre-determined price. The Group performs similar analysis on variable consideration and the related constraint (or lack thereof) at each reporting period.

The Group’s revenue stream is mainly from (1) Creating, marketing and scaling lifestyle focused beverage brands with a focus on Bitters, Non-Alcohol Spirits, Bottles cocktails and other high margin innovative products exclusively developed at IBG and sold via large distribution partners in Australia and around the globe and (2) Sales of wine and spirits via IBG’s owned on-line marketplaces namely wiredforwine.com, bevmart.com and bevmart.com.au. The Group has 21 day payment terms for brand products sales. E-commerce sales are direct-to-consumers. The Group typically provides warranties for general replacement of defects that existed at the time of sale, as required by law. Based on historical information, management does not believe a sales return or warranty allowance is necessary and no allowance for either has been recorded on December 31, 2024 or December 31, 2023.

Deferred revenue was nil and $161,038 for the years ended December 31, 2024 and 2023, respectively.

Fair Value Measurements

Fair Value Measurements

Accounting Standard Codification (“ASC”) Topic 820, Fair Value Measurements, clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1: Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.

Level 2: Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.

Level 3: Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

The estimated fair value of certain financial instruments, including all current liabilities are carried at historical cost basis, which approximates their fair values because of the short-term nature of these instruments.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

ASC subtopic 825-10, Financial Instruments (“ASC 825-10”) requires disclosure of the fair value of certain financial instruments. The carrying value of cash and cash equivalents, accounts payable and accrued liabilities as reflected in the consolidated balance sheets, approximate fair value because of the short-term maturity of these instruments. All other significant financial assets, financial liabilities and equity instruments of the Group are either recognized or disclosed in the consolidated financial statements together with other information relevant for making a reasonable assessment of future cash flows, interest rate risk and credit risk. Where practicable the fair values of financial assets and financial liabilities have been determined and disclosed; otherwise only available information pertinent to fair value has been disclosed.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Group considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. The Group had no cash equivalents at December 31, 2024 or 2023.

Intangible Assets

Intangible Assets

The Group’s intangible assets consisted of customer contracts, software development costs, a liquor license and contract services. The customer contracts and liquor license were acquired in a business combination. The useful lives of intangible assets are determined after considering the specific facts and circumstances related to each intangible asset. Factors that will be considered when determining useful lives include the contractual term of any agreement related to the asset, the historical performance of the asset, the long-term strategy for using the asset, any laws or other local regulations that could impact the asset, the historical performance of the asset, the long-term strategy for using the asset, any laws or other local regulations that could impact the useful life of the asset, and other economic factors, including competition and specific market conditions. Indefinite life intangibles are reviewed for impairment when circumstances suggest there could be an impairment, but at least annually.

A summary of the estimated useful lives applied to the Group’s intangible assets is as follows:

	Customer contracts	Liquor license	Software Development costs	Contracted services
Useful lives	Finite (15 years)	Finite (15 years)	Finite (5 years)	Finite (5 years)

Prepaid Distribution Cost

Prepaid Distribution Cost

In 2023, the Company recognized distribution costs that consist of 300,000 shares of stock issued to distributors to market the Company’s products. The shares were valued at $4.00 and amortized over the 60-month term from the distribution agreement with a commencement on October 9, 2023. On November 18, 2024, the Company terminated the agreement with one of the distributors and wrote off $498,309.

Amortization expense was $258,300 and $0 for the years ended December 31, 2024, and 2023, respectively.

Sales and Marketing

Sales and Marketing

The Group follows the policy of charging the costs of advertising, marketing, and public relations to expenses as incurred. The Group has recognized $155,371 and $329,439 in sales and marketing expenses for the years ended December 31, 2024 and 2023, respectively.

Stock-Based Compensation Expense

Stock-Based Compensation Expense

Stock-based compensation expense is measured at the grant date fair value of the award and is expensed over the requisite service period. For stock-based awards to employees, non-employees and directors, the Company calculates the fair value of the award on the date of grant using the Black-Scholes option pricing model, which includes variables such as the expected volatility of the Company’s share price, the exercise behavior of its grantees, interest rates, and dividend yields. These variables are projected based on the Company’s historical data, experience, and other factors. In the case of awards with multiple vesting periods, the Company has elected to use the graded vesting attribution method, which recognizes compensation cost on a straight-line basis over each separately vesting portion of the award as if the award was, in substance, multiple awards.

Equipment	Equipment Equipment is carried at historical cost. Depreciation is calculated on the straight-line method over the estimated useful lives of 10 years.
Income Taxes

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis and operating loss, capital loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The Group recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Group records interest and penalties related to unrecognized tax benefits as a component of general and administrative expenses. Our federal tax return and any state tax returns are not currently under examination.

The Group has adopted FASB ASC 740-10, Accounting for Income Taxes, which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed annually from differences between the financial statement and tax basis of assets and liabilities that will result in taxable or deductible amounts in the future based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

Inventory

Inventory

Raw materials and finished goods are stated at the lower of cost and net realizable value on a ‘first in first out’ basis. Cost comprises of direct materials and delivery costs, direct labor, import duties and other taxes, and an appropriate allocation of variable and fixed overhead expenditure based on normal operating capacity. Costs of purchased inventory are determined after deducting rebates and discounts received or receivable.

Cost comprises purchase and delivery costs, net of rebates and discounts received or receivable. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale.

Accounts Receivable

Accounts Receivable

The Group has applied the simplified approach to measuring expected credit losses, which uses a lifetime expected loss allowance. To measure the expected credit losses, trade receivables have been grouped based on days overdue. Account balances deemed to be uncollectible are charged to bad debt expense and included in the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

Earnings Per Ordinary Share

Earnings Per Ordinary Share

The Group calculates earnings per ordinary share in accordance with the requirements of Financial Accounting Standards Board

(“FASB”) ASC Topic 260, Earnings Per Share, which mandates the dual presentation of both basic and diluted earnings per share.

- Basic earnings per ordinary share is determined by dividing net income or net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the reporting period.

- Diluted earnings per ordinary share is calculated by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the reporting period, adjusted for the potential dilutive effect of ordinary shares that may be issued from the exercise of stock options, warrants, or other convertible instruments.

Comprehensive Income (loss)

Comprehensive Income (loss)

ASC Topic 220 (SFAS No. 130) establishes standards for reporting comprehensive income and its components. Comprehensive income or loss is defined as the change in equity during a period from transactions and other events from non-owner sources.

Foreign Currencies

Foreign Currencies

The Group determined that its functional currency is the U.S. dollar since the U.S. dollar is the currency of the environment in which the Group primarily generates and expends cash. Foreign currency transaction gains and losses represent gains and losses resulting from transactions entered in a currency other than the functional currency of the Group. These transaction gains and losses are included in results of operations.

Leases

Leases

Operating lease right of use (“ROU”) assets represents the right to use the leased asset for the lease term and operating lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date. As most leases do not provide an implicit rate, the Group uses an incremental borrowing rate based on the information available at the adoption date in determining the present value of future payments. Lease expense for minimum lease payments is amortized on a straight-line basis over the lease term and is presented on the consolidated statements of operations and comprehensive loss.

Finance lease right of use assets represents the right to use the leased asset for the lease term and finance lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date. The initial liability for a finance lease will subsequently be adjusted to reflect interest expense incurred (increase of the liability), and lease payments made (decrease of the liability). Interest should be recognized as equal to an amount that produces a constant periodic discount rate on the remaining balance of the liability during the lease term (i.e., the effective interest method). The ROU asset should be amortized on a straight-line basis from the commencement date to the earlier of the end of the useful life of the ROU asset or the end of the lease term. If, however, ownership of the ROU asset is transferred to the lessee at the end of the lease term or it is reasonably certain the lessee will exercise a purchase option for the ROU asset, then the lessee should amortize the ROU asset from commencement of the lease to the end of the useful life of the ROU asset.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

During the years ended December 31, 2024, and 2023, there were new accounting pronouncements issued by the FASB. Each of these pronouncements, as applicable, including Accounting Standards Updates (“ASU”) 2023-7, Segment Reporting, has been or will be adopted by the Group. Please see Note 11, Reportable segment. Management does not believe the adoption of any of these accounting pronouncements has had or will have a material impact on the Group’s consolidated financial statements.

The Group has considered all the other recently issued accounting pronouncements and does not believe the adoption of such pronouncements will have a material impact on its consolidated financial statements.